Share Capital (Details 1) - AUD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Share capital [Abstract]
Balance		$ 58,372,043	$ 53,632,995	$ 45,633,354
Balance, shares		142,778,206	130,041,417	80,099,646
Right issue (2016-07-07)	[1]
Right issue (2016-07-07), shares	[1]			18,045,512
Right issue at A$0.25 (2016-07-07)				$ 818,867
Right issue at A$0.25 (2016-07-07), shares				3,275,466
Right issue at A$0.25 to oversubscribes and private placement (2016-09-29)				$ 992,229
Right issue at A$0.25 to oversubscribes and private placement (2016-09-29), shares				3,968,916
Shares issued at A$0.245 under ESOP – for 6 months service (vesting monthly) (2016-12-02)				$ 61,710
Shares issued at A$0.245 under ESOP – for 6 months service (vesting monthly) (2016-12-02), shares				251,877
Shares issued at A$0.332 on NASDAQ (equivalent to 610,000 ADSs) (2017-06-09)	[2]			$ 8,092,517
Shares issued at A$0.332 on NASDAQ (equivalent to 610,000 ADSs) (2017-06-09), shares	[2]			24,400,000
Issue at A$0.19 on conversion of convertible notes (2017-07-28)			$ 75,333
Issue at A$0.19 on conversion of convertible notes (2017-07-28), shares			399,045
Issue at A$0.16 in lieu of payment for services (2017-11-13)		$ 70,000	$ 140,000
Issue at A$0.16 in lieu of payment for services (2017-11-13), shares			875,000
Cancellation pursuant to annual general meeting (2017-11-24)
Cancellation pursuant to annual general meeting (2017-11-24), shares			(2,000,000)
Issue at A$0.39 pursuant to placement (2018-03-15)			$ 5,161,585
Issue at A$0.39 pursuant to placement (2018-03-15), shares			13,162,744
Issue at A$0.32 on exercise of IMRNW warrants (2018-03-15)			$ 95,282
Issue at A$0.32 on exercise of IMRNW warrants (2018-03-15), shares			300,000
Issue at A$0.16 in lieu of payment for services (2018-11-22)	[3]	$ 70,000
Issue at A$0.16 in lieu of payment for services (2018-11-22), shares	[3]	437,500
Issue at US$0.10 pursuant to ADS public offering (2019-05-30)	[4]	$ 2,894,238
Issue at US$0.10 pursuant to ADS public offering (2019-05-30), shares	[4]	20,000,000
Reclassify exercised options from reserves to share capital		$ 100
Reclassify exercised options from reserves to share capital, shares
Less: Transaction costs arising on share issues		$ (825,055)	$ (733,152)	$ (2,037,557)
Less: Transaction costs arising on share issues, shares
Movement to Retained Earnings				$ 71,875
Movement to Retained Earnings, shares
Balance		$ 60,511,326	$ 58,372,043	$ 53,632,995
Balance, shares		163,215,706	142,778,206	130,041,417

[1]	As at 30 June 2016, the Company was committed to issue 18,045,512 of ordinary shares in relation to the A$4,511,378 received in capital raising. These shares were subsequently issued to respective holders on 7 July 2016. 2,418,129 of these new fully paid ordinary shares were issued to Grandlodge on the same terms and conditions as all other subscribers.
[2]	Grandlodge participated in our NASDAQ IPO and acquired 32,707 ADRs and 32,707 Warrants.
[3]	Mr Peter and Mr Stephen Anastasiou are directors and majority shareholders of Grandlodge Capital Pty Ltd (Grandlodge). Commencing 1 June 2013, Immuron Limited contracted Grandlodge on normal commercial terms and conditions to provide warehousing, distribution and invoicing services for Immuron Limited's products for $70,000 per annum. These fees will be payable in new fully paid ordinary shares in Immuron Limited at a set price of $0.16 per share, representing Immuron Limited's shares price at the commencement of the agreement.
[4]	On 30 May 2019, 500,000 American Depository Shares (ADS) were issued at US$4.00 each. Each ADS is equivalent to 40 ordinary shares, i.e. 20,000,000 at US$0.10 each (A$0.1447).